Major Clients	12 Months Ended
Sep. 30, 2014
Major Clients
Major Clients

22. Major Clients

Other than the U.S. federal government, no single client accounted for 10% or more of the Company’s revenue in any of the past five fiscal years. Approximately 15%, 18% and 18% of the Company’s revenue was derived through direct contracts with agencies of the U.S. federal government in the years ended September 30, 2014, 2013 and 2012, respectively. One of these contracts accounted for approximately 3%, 4% and 4% of the Company’s revenue in the years ended September 30, 2014, 2013 and 2012, respectively.